Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000096645
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 18,072	$ 17,937	$ 16,692	$ 16,489	$ 15,629	$ 14,989	$ 15,348	$ 16,374	$ 17,614	$ 16,733	$ 18,116	$ 16,641	$ 17,292	$ 17,103	$ 17,480	$ 16,173	$ 16,325	$ 15,573	$ 16,859	$ 16,183	$ 15,532	$ 15,791	$ 14,371	$ 13,398	$ 14,134	$ 15,012	$ 15,511	$ 15,087	$ 13,766	$ 14,018	$ 14,260	$ 14,654	$ 14,870	$ 13,781	$ 14,292	$ 13,920	$ 12,941	$ 14,101	$ 14,563	$ 13,343	$ 14,498	$ 14,779	$ 16,367	$ 16,357	$ 16,357	$ 18,637	$ 17,904	$ 18,793	$ 17,836	$ 18,593	$ 18,131	$ 18,167	$ 17,424	$ 17,836	$ 17,469	$ 17,650	$ 17,006	$ 16,549	$ 15,329	$ 13,574	$ 13,230	$ 13,515	$ 12,826	$ 12,164	$ 11,820	$ 10,682	$ 9,340	$ 11,842	$ 12,840	$ 12,999	$ 12,763	$ 12,323	$ 12,042	$ 12,001	$ 12,577	$ 12,459	$ 11,679	$ 12,595	$ 12,214	$ 12,400	$ 11,897	$ 10,754	$ 12,236	$ 11,948	$ 13,650	$ 13,898	$ 13,165	$ 13,039	$ 12,910	$ 12,295	$ 12,373	$ 12,303	$ 12,995	$ 12,425	$ 12,360	$ 11,959	$ 11,888	$ 11,406	$ 11,321	$ 11,173	$ 10,836	$ 10,932	$ 10,829	$ 10,769	$ 10,528	$ 10,287	$ 10,195	$ 9,404	$ 9,840	$ 9,780	$ 9,798	$ 9,163	$ 9,369	$ 9,280	$ 9,142	$ 8,412	$ 8,554	$ 9,475	$ 9,983	$ 9,809	$ 9,425
C000096647
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 17,784	17,665	16,445	16,256	15,420	14,799	15,162	16,187	17,421	16,563	17,940	16,487	17,149	16,974	17,352	16,062	16,224	15,488	16,778	16,116	15,474	15,751	14,338	13,376	14,124	15,006	15,513	15,106	13,790	14,044	14,298	14,705	14,926	13,844	14,367	14,001	13,024	14,201	14,679	13,450	14,626	14,925	16,533	16,533	16,546	18,865	18,134	19,042	18,087	18,867	18,407	18,454	17,714	18,145	17,779	17,977	17,330	16,876	15,641	13,859	13,516	13,813	13,120	12,450	12,107	10,948	9,579	12,153	13,184	13,353	13,120	12,677	12,398	12,363	12,963	12,846	12,054	13,003	12,619	12,817	12,310	11,134	12,676	12,385	14,155	14,424	13,673	13,550	13,422	12,794	12,881	12,817	13,545	12,963	12,900	12,494	12,429	11,931	11,849	11,702	11,356	11,464	11,365	11,308	11,057	10,815	10,724	9,898	10,365	10,305	10,335	9,669	9,894	9,807	9,664	8,903	9,054	10,036	10,582	10,404	10,000
C000148204
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,810	19,657	18,283	18,059	17,112	16,406	16,795	17,911	19,263	18,294	19,795	18,175	18,886	18,678	19,079	17,645	17,806	16,982	18,378	17,635	16,918	17,201	15,649	14,577	15,384	16,328	16,869	16,402	14,965	15,230	15,490	15,914	16,137	14,954	15,502	15,100	14,033	15,285	15,777	14,450	15,698	15,999	17,711	17,701	17,696	20,153	19,356	20,312	19,270	20,083	19,580	19,609	18,806	19,246	18,844	19,035	18,337	17,835	16,515	14,621	14,248	14,549	13,803	13,090	12,712	11,488	10,044	12,732	13,798	13,961	13,707	13,229	12,928	12,880	13,492	13,363	12,526	13,502	13,090	13,282	12,746	11,517	13,104	12,791	14,607	14,869	14,079	13,938	13,797	13,139	13,217	13,139	13,875	13,264	13,191	12,764	12,685	12,168	12,074	11,913	11,553	11,654	11,542	11,474	11,212	10,957	10,855	10,012	10,477	10,405	10,424	9,745	9,967	9,865	9,715	8,939	9,082	10,057	10,597	10,407	10,000
C000096648
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 19,666	19,514	18,152	17,928	16,994	16,295	16,681	17,792	19,133	18,173	19,668	18,060	18,769	18,560	18,963	17,539	17,702	16,886	18,274	17,539	16,824	17,105	15,568	14,504	15,304	16,246	16,783	16,322	14,894	15,157	15,421	15,841	16,069	14,889	15,437	15,039	13,974	15,220	15,720	14,398	15,639	15,942	17,653	17,638	17,633	20,085	19,293	20,247	19,211	20,022	19,518	19,550	18,752	19,188	18,789	18,981	18,284	17,789	16,473	14,584	14,208	14,516	13,773	13,062	12,686	11,462	10,022	12,705	13,773	13,933	13,681	13,204	12,902	12,856	13,470	13,342	12,503	13,479	13,067	13,264	12,728	11,503	13,084	12,775	14,589	14,853	14,063	13,927	13,787	13,126	13,205	13,130	13,863	13,255	13,180	12,756	12,676	12,162	12,067	11,904	11,545	11,647	11,534	11,465	11,204	10,950	10,849	10,004	10,468	10,399	10,417	9,739	9,961	9,863	9,714	8,934	9,083	10,058	10,596	10,408	10,000
C000096644
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,969,242	1,954,370	1,817,959	1,795,394	1,701,548	1,631,804	1,670,266	1,781,548	1,915,908	1,819,497	1,969,435	1,808,327	1,879,094	1,858,517	1,898,668	1,756,130	1,772,191	1,690,382	1,829,407	1,755,628	1,684,359	1,712,465	1,558,268	1,452,193	1,531,874	1,625,997	1,679,782	1,633,966	1,490,539	1,516,934	1,542,830	1,585,161	1,608,069	1,490,041	1,544,971	1,504,771	1,398,563	1,523,134	1,572,763	1,440,748	1,565,319	1,595,593	1,766,319	1,763,837	1,763,837	2,009,008	1,929,631	2,024,916	1,921,051	2,002,336	1,952,210	1,955,823	1,875,441	1,919,244	1,879,505	1,898,923	1,829,379	1,779,253	1,647,841	1,459,077	1,421,596	1,451,852	1,377,792	1,306,441	1,268,959	1,146,579	1,002,523	1,270,766	1,377,792	1,394,049	1,368,760	1,320,892	1,290,635	1,286,120	1,347,535	1,334,439	1,250,896	1,348,439	1,307,344	1,326,762	1,273,024	1,150,644	1,308,719	1,277,737	1,459,151	1,485,654	1,406,892	1,393,080	1,379,269	1,313,199	1,321,037	1,313,199	1,387,108	1,325,890	1,318,578	1,275,940	1,268,057	1,216,460	1,207,144	1,191,020	1,155,189	1,165,222	1,153,756	1,146,948	1,121,150	1,095,352	1,085,319	1,000,758	1,047,338	1,040,530	1,042,322	974,243	996,100	986,426	971,377	893,624	908,314	1,005,774	1,059,600	1,040,975	1,000,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	39,447	38,131	37,269	36,465	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
DWS Index: Russell 3000® Index
Account Value [Line Items]
Account Value	3,944,696	3,813,101	3,726,855	3,646,549	3,470,250	3,263,396	3,285,438	3,488,950	3,557,118	3,448,262	3,556,982	3,335,116	3,359,789	3,291,697	3,221,568	3,162,775	3,067,804	2,929,399	3,064,230	2,968,475	2,816,041	2,785,174	2,644,884	2,419,289	2,485,168	2,609,468	2,660,832	2,568,751	2,404,555	2,395,236	2,369,985	2,308,264	2,363,506	2,211,214	2,348,741	2,232,227	2,063,045	2,273,902	2,362,052	2,159,456	2,356,607	2,359,771	2,592,421	2,510,974	2,575,858	2,736,886	2,633,194	2,673,894	2,504,527	2,622,179	2,549,474	2,507,078	2,446,744	2,435,625	2,316,225	2,236,078	2,168,303	2,177,991	2,084,226	1,858,173	1,899,163	1,970,926	1,837,789	1,739,040	1,700,171	1,613,864	1,425,121	1,652,348	1,799,695	1,801,663	1,751,102	1,686,977	1,651,427	1,622,943	1,656,716	1,632,450	1,525,317	1,630,852	1,568,230	1,545,661	1,493,148	1,375,116	1,516,231	1,486,459	1,604,611	1,601,959	1,547,610	1,497,901	1,488,169	1,447,311	1,441,831	1,471,367	1,527,677	1,451,184	1,436,823	1,394,479	1,364,698	1,332,208	1,329,646	1,305,040	1,293,368	1,280,266	1,266,838	1,265,977	1,220,582	1,198,033	1,175,103	1,124,767	1,149,640	1,147,836	1,144,916	1,101,212	1,098,952	1,079,637	1,072,987	1,002,411	1,002,734	1,062,697	1,084,966	1,078,985	1,000,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Account Value	25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,100	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Account Value	25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,100	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Account Value	25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,100	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Account Value	25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,100	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
DWS Index: Russell 2000® Growth Index
Account Value [Line Items]
Account Value	$ 2,571,436	$ 2,468,869	$ 2,330,998	$ 2,291,961	$ 2,164,497	$ 2,033,919	$ 2,047,022	$ 2,214,999	$ 2,375,834	$ 2,303,021	$ 2,508,363	$ 2,234,392	$ 2,264,436	$ 2,234,736	$ 2,259,758	$ 2,088,769	$ 2,092,256	$ 1,985,908	$ 2,151,577	$ 2,093,044	$ 1,935,807	$ 1,999,944	$ 1,786,063	$ 1,637,031	$ 1,773,831	$ 1,899,097	$ 2,003,384	$ 1,913,903	$ 1,767,364	$ 1,767,046	$ 1,787,817	$ 1,833,046	$ 1,853,120	$ 1,685,463	$ 1,801,074	$ 1,772,218	$ 1,618,580	$ 1,778,582	$ 1,795,458	$ 1,614,675	$ 1,721,227	$ 1,754,356	$ 1,999,705	$ 1,990,604	$ 1,981,957	$ 2,288,710	$ 2,278,612	$ 2,395,613	$ 2,288,455	$ 2,379,695	$ 2,337,218	$ 2,425,561	$ 2,316,899	$ 2,385,014	$ 2,334,122	$ 2,409,953	$ 2,332,925	$ 2,225,618	$ 2,035,372	$ 1,730,266	$ 1,717,218	$ 1,754,819	$ 1,657,581	$ 1,602,511	$ 1,543,207	$ 1,409,968	$ 1,227,186	$ 1,516,870	$ 1,634,908	$ 1,653,109	$ 1,616,077	$ 1,526,244	$ 1,484,016	$ 1,496,298	$ 1,563,779	$ 1,548,643	$ 1,437,894	$ 1,553,121	$ 1,507,223	$ 1,527,900	$ 1,435,215	$ 1,286,631	$ 1,456,863	$ 1,434,424	$ 1,642,225	$ 1,681,579	$ 1,583,023	$ 1,556,268	$ 1,544,186	$ 1,452,721	$ 1,451,301	$ 1,432,017	$ 1,473,984	$ 1,418,681	$ 1,417,049	$ 1,377,501	$ 1,356,485	$ 1,286,438	$ 1,287,943	$ 1,277,073	$ 1,234,581	$ 1,245,912	$ 1,223,381	$ 1,209,060	$ 1,180,122	$ 1,161,267	$ 1,145,640	$ 1,051,558	$ 1,121,237	$ 1,105,322	$ 1,093,696	$ 1,026,570	$ 1,031,314	$ 1,004,258	$ 994,343	$ 923,591	$ 930,166	$ 1,043,196	$ 1,095,447	$ 1,056,723	$ 1,000,000